Commercial Aerospace Industry Assets and Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Nov. 26, 2018	Jan. 01, 2018	Jul. 26, 2012
Accounts Notes And Loans Receivable [Line Items]
Unbilled Contracts Receivable	$ 678	$ 2,770
Contract with Customer, Asset, Net	4,628			$ 3,609
Contract with Customer, Liability	10,789			$ 9,974
Capitalized Contract Cost, Net	914
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	348	336
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	11,695	9,477
Products Under Lease	2,736	1,913
Notes and leases receivable, total committed	299	652
Commercial Aerospace financing and other contractual commitments	15,500
Notes and leases receivable within one year	25
Notes and leases receivable within two years	97
Notes and leases receivable within three years	53
Notes and leases receivable within four years	22
Notes and leases receivable within five years	23
Notes and leases receivable after five years	79
Commercial aerospace financing commitments, total committed	4,556
Commercial aerospace financing commitments within one year	862
Commercial aerospace financing commitments within two years	709
Commercial aerospace financing commitments within three years	1,001
Commercial aerospace financing commitments within four years	873
Commercial aerospace financing commitments within five years	640
Commercial aerospace financing commitments after five years	471
Other commercial aerospace commitments, total committed	10,914
Other commercial aerospace commitments within one year	815
Other commercial aerospace commitments within two years	706
Other commercial aerospace commitments within three years	673
Other commercial aerospace commitments within four years	708
Other commercial aerospace commitments within five years	585
Other commercial aerospace commitments after five years	7,427
Collaboration partners' share, total committed	5,261
Collaboration partners' share within one year	468
Collaboration partners' share within two years	448
Collaboration partners' share within three years	562
Collaboration partners' share within four years	513
Collaboration partners' share within five years	412
Collaboration partners' share after five years	2,858
Total commercial commitments, total committed	10,209
Total commercial commitments within one year	1,209
Total commercial commitments within two years	967
Total commercial commitments within three years	1,112
Total commercial commitments within four years	1,068
Total commercial commitments within five years	813
Total commercial commitments after five years	5,040
Unbilled Contracts Receivable		1,109
Deferred Revenue		5,048
Allowance for Receivables and Other Financing Assets	245	175
Financing Commitments and Guarantees Reserve	15	23
Contract with Customer, Asset, Net	2,247
Contract with Customer, Liability	7,083
Capitalized Contract Cost, Net	830
Goodrich Corporation [Member]
Accounts Notes And Loans Receivable [Line Items]
Contractual Obligation	1,690				$ 2,200
Contractual Obligation, Consumed in Current Year	252	$ 217
Contractual Obligation, Due in Next Fiscal Year	381
Contractual Obligation, Due in Second Year	295
Contractual Obligation, Due in Third Year	217
Contractual Obligation, Due in Fourth Year	163
Contractual Obligation, Due in Fifth Year	134
Contractual Obligation, Due after Fifth Year	500
Rockwell Collins [Member]
Accounts Notes And Loans Receivable [Line Items]
Contractual Obligation	970		$ 970
Contractual Obligation, Due in Next Fiscal Year	148
Contractual Obligation, Due in Second Year	138
Contractual Obligation, Due in Third Year	130
Contractual Obligation, Due in Fourth Year	125
Contractual Obligation, Due in Fifth Year	$ 116